1933 Act File Number 333-125751
                                                                    Rule 497(e)


                        Supplement dated January 25, 2007
                    to the Prospectus dated December 5, 2006



             First Trust Value Line(R) Equity Allocation Index Fund,
                a Series of the First Trust Exchange-Traded Fund

         Notwithstanding anything in the Prospectus to the contrary, the separation of companies into large, mid and small-cap categories, as described in the subsection "Index Construction," will be determined by the division of the stocks listed on the NYSE into various deciles based on market capitalization as further described in such subsection.


                      PLEASE KEEP THIS WITH YOUR PROSPECTUS
                              FOR FUTURE REFERENCE.